Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Current	$ 20,371	$ 14,239	$ 10,024
Deferred	(8,750)	(4,913)	(6,984)
Domestic	4,999	4,180	4,255
Foreign	6,622	5,146	(1,215)
Taxes on income	$ 11,621	$ 9,326	$ 3,040